General and Administrative Expenses - Summary of General and Administrative Expenses (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Expenses related to employee
Employee benefits—salaries	₩ 3,007,439		₩ 2,789,201	₩ 2,557,821
Employee benefits—others	927,665		871,014	848,421
Post-employment benefits - defined benefit plans	237,315		216,891	232,701
Post-employment benefits - defined contribution plans	37,731		37,328	27,924
Termination benefits	322,970		361,098	239,790
Share-based payments	101,935		49,364	49,418
Sub-total	4,635,055		4,324,896	3,956,075
Depreciation and amortization	850,614		874,911	784,431
Other general and administrative expenses
Rental expense	112,902		116,325	109,745
Tax and dues	268,383		260,071	238,670
Communication	60,221		53,596	48,749
Electricity and utilities	36,565		32,298	29,161
Publication	13,417		13,988	15,136
Repairs and maintenance	53,218		32,448	23,947
Vehicle	16,901		14,314	11,537
Travel	13,271		12,251	21,452
Training	34,056		27,610	31,451
Service fees	260,298		238,787	227,631
Electronic data processing expenses	314,511		280,773	258,456
Advertising	210,187		236,618	228,826
Others	321,254		295,926	286,538
Sub-total	1,715,184		1,615,005	1,531,299
Total	₩ 7,200,853	$ 6,074,106	₩ 6,814,812	₩ 6,271,805